Condensed Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	190,573	158,860	220,667	196,816	186,262
Property transactions, net	19,104	2,651	4,684	6,665	0
Amortization and write-off of deferred financing costs and debt discount	9,241	4,392	7,195	0	0
Amortization related to above market lease, net	515	114	286	0	0
Provision for income taxes	3,903	915	2,264	0	0
Amortization of deferred revenue	(1,510)	0	(80)	0	0
Straight-line rental revenues	3,820	(1,062)	(1,739)	0	0
Share-based compensation	943	326	510	0	0
Change in operating assets and liabilities:
Tenant and other receivables, net	3,399	(5,654)	(9,503)	0	0
Prepaid expenses and other assets	(4,214)	4,738	6,747	0	0
Due to MGM Resorts International and affiliates	358	211	166	0	0
Accounts payable, accrued expenses and other liabilities	2,200	2,868	5,101	0	0
Accrued interest	1,256	29,716	26,137	0	0
Net cash provided by (used in) operating activities	363,855	182,421	297,781	(58,473)	(59,980)
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	0	(138,987)	(138,987)	(129,308)	(90,504)
Net cash used in investing activities	0	(138,987)	(138,987)	(129,308)	(90,504)
Cash flows from financing activities
Proceeds from issuance of debt	350,000	3,700,000	3,700,000	0	0
Deferred financing costs	(5,381)	(76,120)	(77,163)	0	0
Repayment of bridge facilities	0	(4,544,850)	(4,544,850)	0	0
Repayment of debt principal	(33,500)	(16,750)	(16,750)	0	0
Issuance of Class A shares	404,685	1,207,500	1,207,500	0	0
Proceeds from purchase of Operating Partnership units by MGP	387,548	1,132,468	1,132,468
Class A share issuance costs	(17,137)	(75,032)	(75,032)	0	0
Dividends and distributions paid	(284,213)	(56,720)	(150,829)	0	0
Net cash transfers from Parent	0	158,822	158,822	187,781	150,484
Net cash provided by financing activities	414,454	296,850	201,698	187,781	150,484
Cash and cash equivalents
Net increase for the period	778,309	340,284	360,492	0	0
Balance, beginning of period	360,492	0	0	0	0
Balance, end of period	1,138,801	340,284	360,492	0	0
Supplemental cash flow disclosures
Interest paid	125,077	38,206	82,880	0	0
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	42,303	51,092	72,402	0	0
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unitholders	101,222	94,109
Borgata Transaction net assets acquired	0	1,273,662	1,273,230	0	0
MGP Operating Partnership
Cash flows from operating activities
Net income (loss)	134,267	(15,654)	35,346	(261,954)	(246,242)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	190,573	158,860	220,667	196,816	186,262
Property transactions, net	19,104	2,651	4,684	6,665	0
Amortization and write-off of deferred financing costs and debt discount	9,241	4,392	7,195	0	0
Amortization related to above market lease, net	515	114	286	0	0
Provision for income taxes	3,903	915	2,264	0	0
Amortization of deferred revenue	(1,510)	0	(80)	0	0
Straight-line rental revenues	3,820	(1,062)	(1,739)	0	0
Share-based compensation	943	326	510	0	0
Change in operating assets and liabilities:
Tenant and other receivables, net	3,399	(5,654)	(9,503)	0	0
Prepaid expenses and other assets	(4,214)	4,738	6,747	0	0
Due to MGM Resorts International and affiliates	358	211	166	0	0
Accounts payable, accrued expenses and other liabilities	2,200	2,868	5,101	0	0
Accrued interest	1,256	29,716	26,137	0	0
Net cash provided by (used in) operating activities	363,855	182,421	297,781	(58,473)	(59,980)
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	0	(138,987)	(138,987)	(129,308)	(90,504)
Net cash used in investing activities	0	(138,987)	(138,987)	(129,308)	(90,504)
Cash flows from financing activities
Proceeds from issuance of debt	350,000	3,700,000	3,700,000	0	0
Deferred financing costs	(5,381)	(76,120)	(77,163)	0	0
Repayment of bridge facilities	0	(4,544,850)	(4,544,850)	0	0
Repayment of debt principal	(33,500)	(16,750)	(16,750)	0	0
Proceeds from purchase of Operating Partnership units by MGP	387,548	1,132,468	1,132,468	0	0
Dividends and distributions paid	(284,213)	(56,720)	(150,829)	0	0
Net cash transfers from Parent	0	158,822	158,822	187,781	150,484
Net cash provided by financing activities	414,454	296,850	201,698	187,781	150,484
Cash and cash equivalents
Net increase for the period	778,309	340,284	360,492	0	0
Balance, beginning of period	360,492	0	0	0	0
Balance, end of period	1,138,801	340,284	360,492	0	0
Supplemental cash flow disclosures
Interest paid	125,077	38,206	82,880	0	0
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	42,303	51,092	72,402	0	0
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unitholders	101,222	94,109
Borgata Transaction net assets acquired	$ 0	$ 1,273,662	$ 1,273,230	$ 0	$ 0